Related Party Transactions	9 Months Ended
Aug. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions

NOTE D – RELATED PARTY TRANSACTIONS

On October 11, 2017, Company issued 1,900,000 Restricted Common Shares to Levi Yehuda, director of the company at $0.005 per share for cash proceeds of $9,500. (Refer Note C)

On October 11, 2017, Company issued 1,900,000 Restricted Common Shares to Abotbol Gal, Secretary/President of the company at $0.005 per share for cash proceeds of $9,500. (Refer Note C)

On May 23, 2018, Company received $9,800from Abotbol Gal, Secretary/President of the company as a loan. These loans were unsecured, noninterest bearing and due on demand.

On February 05, 2019, Company received $24,793 from Abotbol Gal, Secretary/President of the company as a loan and it was repaid on March 26, 2019. These loans were unsecured, noninterest bearing and due on demand.

As of August 31, 2019, and November 30, 2018, due to related party is $10,106 and $9,800 respectively.